Related Party Transactions (Details) - USD ($)				1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 10, 2019	Oct. 04, 2019	Oct. 03, 2019	Dec. 18, 2019	Jun. 30, 2021	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020	Apr. 20, 2021	Feb. 24, 2021	Jul. 31, 2020
Related Party Transactions (Details) [Line Items]
Aggregate purchase price						$ 72,183,386
Issued and outstanding shares percentage							20.00%
Founder shares are no longer subject to forfeiture (in Shares)				262,500
Aggregate loan amount									$ 150,000		$ 250,000
Outstanding balance					$ 65,000		$ 65,000
Office space, administrative and support services	$ 10,000
Administrative services fees					30,000		60,000
Accounts payable					186,774		186,774	$ 126,774
Accrued expenses						6,774		126,774
Notes converted completion of a business combination					$ 1,500,000		$ 1,500,000
Warrant price (in Dollars per share)					$ 1.00		$ 1.00
Loan to the company										$ 650,000	$ 250,000
Due from related party					$ 7,335		$ 7,335	7,335
Per month amount	$ 10,000
Fees amount						6,774		120,000
Business combination at lender's discretion			$ 150,000					1,500,000
Outstanding amount						$ 32,291		$ 0
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Description of business combination							In addition, if (x) the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “newly issued price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the completion of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the Public Warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the newly issued price, and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the newly issued price.	In addition, if (x) the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “newly issued price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the completion of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the Public Warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the newly issued price, and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the newly issued price.
Share price (in Dollars per share)								$ 1.00
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price		$ 25,000
Aggregate loan amount										$ 650,000
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate ordinary shares (in Shares) (in Shares)		1,725,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Founder shares outstanding (in Shares)	2,012,500
Shares subject to forfeiture (in Shares)							262,500
Shares outstanding (in Shares)	2,012,500
Forfeited shares (in Shares)				262,500				262,500
Percentage of shares								20.00%
Founder Shares [Member] | Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Description of business combination								(A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares equals or exceeds (in Dollars per share)					$ 12.50		$ 12.50